UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 89.3%
DIVERSIFIED 5.9%
Vornado Realty Trust	507,600	$46,166,220

HEALTH CARE 25.2%
HCP	1,603,000	64,328,390
Health Care REIT	1,055,415	56,179,740
Nationwide Health Properties	918,300	33,040,434
Omega Healthcare Investors	637,700	12,537,182
Senior Housing Properties Trust	614,977	14,654,902
Ventas	335,000	16,555,700
		197,296,348
HOTEL 2.4%
DiamondRock Hospitality Co.	514,600	4,682,860
Hospitality Properties Trust	357,000	7,325,640
Host Hotels & Resorts	194,930	2,590,620
Strategic Hotels & Resorts	607,800	4,588,890
		19,188,010
INDUSTRIAL 1.2%
EastGroup Properties	105,500	5,120,970
Segro PLC (United Kingdom)(b)	532,745	4,016,681
		9,137,651
OFFICE 22.8%
BioMed Realty Trust	319,488	8,450,458
Boston Properties(a)	514,992	48,234,151
Brandywine Realty Trust	569,500	9,129,085
Highwoods Properties	910,200	32,366,712
Liberty Property Trust	585,299	22,036,507
Mack-Cali Realty Corp.	1,188,800	40,264,656
Parkway Properties	100,500	3,804,930
SL Green Realty Corp.	214,043	13,869,986
		178,156,485

	Number
	of Shares	Value

OFFICE/INDUSTRIAL 1.0%
Mission West Properties	778,800	$7,585,512

RESIDENTIAL— APARTMENT 15.3%
American Campus Communities	368,124	12,472,041
Apartment Investment & Management Co.	464,125	16,253,658
Camden Property Trust	497,500	22,815,350
Education Realty Trust	420,500	4,659,140
Mid-America Apartment Communities	297,600	14,624,064
Home Properties	531,498	30,800,309
UDR	706,600	18,477,590
		120,102,152
SELF STORAGE 3.4%
Extra Space Storage	532,400	8,177,664
Sovran Self Storage	413,200	18,465,908
		26,643,572
SHOPPING CENTER 11.1%
COMMUNITY CENTER 4.7%
Cedar Shopping Centers	215,546	2,849,518
Developers Diversified Realty Corp.	515,000	16,320,350
Inland Real Estate Corp.	395,700	6,208,533
Ramco-Gershenson Properties Trust	368,730	8,266,927
Regency Centers Corp.	47,955	3,198,119
		36,843,447
REGIONAL MALL 6.4%
General Growth Properties	420,553	6,350,350
Glimcher Realty Trust	1,079,600	11,271,024
Macerich Co.	503,412	32,042,174
		49,663,548
TOTAL SHOPPING CENTER		86,506,995

	Number
	of Shares	Value

SPECIALTY 1.0%
Entertainment Properties Trust	147,898	$8,092,978
TOTAL COMMON STOCK (Identified cost—$579,732,020)		698,875,923

PREFERRED SECURITIES—$25 PAR VALUE 36.8%
BANK 7.4%
BAC Capital Trust XII, 6.875%, due 8/2/55, Series C	161,247	3,095,942
Bank of America Corp., 8.20%	136,600	3,107,650
BB&T Capital Trust V, 8.95%, due 9/15/63	89,800	2,200,100
Citigroup, 8.125%, Series AA	260,259	4,294,273
Citigroup Capital VIII, 6.95%, due 9/15/31 (TruPS)	220,048	3,683,604
Cobank ACB, 7.00%, 144A, ($50 par value)(c),(d)	120,000	5,719,920
JPMorgan Chase Capital XXVI, 8.00%, due 5/15/48, Series Z	300,000	7,254,000
JPMorgan Chase & Co, 8.625%	160,000	3,998,400
M&T Capital Trust IV, 8.50%	23,800	509,320
PNC Capital Trust E, 7.75%	139,300	2,848,685
U.S. Bancorp, 7.875%	175,000	4,385,500
U.S. Bancorp Capital XI, 6.60%, due 9/15/66	269,968	5,345,366
Wachovia Capital Trust X, 7.85%, due 12/1/67	47,150	660,100
Wachovia Corp., 8.00%	160,750	1,342,263
Wells Fargo Capital XII, 7.875%	113,550	2,720,658
Wells Fargo Capital XIV, 8.625%, due 9/14/68	260,000	6,526,000
		57,691,781
BANK—FOREIGN 6.3%
Barclays Bank PLC, 8.125%	516,500	8,832,150
Deutsche Bank Contingent Capital Trust III, 7.60%	435,000	7,869,150
Deutsche Bank Contingent Capital Trust V, 8.05%	205,000	4,141,000
HSBC Holdings PLC, 8.125%	300,000	6,618,000
Royal Bank of Scotland Group PLC, 7.25%, Series T	235,211	2,352,110
Santander Finance Preferred, 4.00%, Series 6 (FRN)	140,490	1,126,730
Santander Finance Preferred, 6.50%	315,200	5,210,256
Santander Finance Preferred, 6.80%	805,757	13,697,869
		49,847,265

	Number
	of Shares	Value

ELECTRIC—INTEGRATED 1.4%
FPC Capital I, 7.10%, due 5/13/39, Series A (QUIPS)	157,675	$3,366,361
PPL Energy Supply LLC, 7.00%, due 7/15/46	340,422	7,829,706
		11,196,067
ENERGY- INTEGRATED OIL & GAS 1.0%
Nexen, 7.35%, due 11/1/43, Series B	399,068	8,101,080

FINANCE 1.9%
INVESTMENT BANKER/BROKER 1.3%
Bear Stearns Capital Trust III, 7.80%, due 5/15/31	99,650	2,142,475
Goldman Sachs Group, 3.75%, Series A (FRN)	100,100	1,257,256
Merrill Lynch & Co., 8.625%	235,000	4,462,650
Morgan Stanley Capital Trust III, 6.25%	161,426	1,853,170
		9,715,551
INVESTMENT BANKER/BROKER—FOREIGN 0.4%
Credit Suisse Guernsey, 7.90%	160,000	3,264,000

MORTGAGE LOAN/BROKER 0.2%
Countrywide Capital IV, 6.75%, due 4/1/33	80,025	712,223
Countrywide Capital V, 7.00%	97,220	772,899
		1,485,122
TOTAL FINANCE		14,464,673

GAS—DISTRIBUTION 0.9%
Southwest Gas Capital Trust II, 7.70%, due 9/15/43	323,739	7,044,561

INSURANCE 4.4%
LIFE/HEALTH INSURANCE—FOREIGN 0.1%
Prudential PLC, 6.50%, Series A	100,000	1,080,000

MULTI-LINE 0.2%
MetLife, 6.50%, Series B	120,000	1,862,400

MULTI-LINE—FOREIGN 2.0%
Allianz SE, 8.375%	439,000	8,845,850

	Number
	of Shares	Value

ING Groep N.V., 6.375%	50,000	$576,000
ING Groep N.V., 7.375%	425,000	5,950,000
		15,371,850
PROPERTY CASUALTY 0.7%
Berkley W R Capital Trust II, 6.75%, due 7/26/45	292,900	5,037,880

PROPERTY CASUALTY—FOREIGN 0.7%
Arch Capital Group Ltd., 7.875%, Series B	100,443	1,853,173
Arch Capital Group Ltd., 8.00%	175,500	3,562,650
		5,415,823
REINSURANCE—FOREIGN 0.7%
Aspen Insurance Holdings Ltd., 7.401%, Series A	160,000	2,272,000
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	40,000	3,340,000
		5,612,000
TOTAL INSURANCE		34,379,953

INTEGRATED TELECOMMUNICATIONS SERVICES 1.0%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	297,505	4,905,857
United States Cellular Corp., 7.50%, due 6/15/34	152,400	2,743,200
		7,649,057
MEDIA—DIVERSIFIED SERVICES 2.5%
Comcast Corp., 6.625%, due 5/15/56	249,685	4,419,425
Comcast Corp., 7.00%, due 5/15/55	99,994	1,944,883
Comcast Corp., 7.00%, due 9/15/55, Series B	516,394	9,909,601
Viacom, 6.85%, due 12/5/55	198,988	3,561,885
		19,835,794
REAL ESTATE 7.9%
DIVERSIFIED 1.2%
Duke Realty Corp., 6.95%, Series M	157,600	2,584,640
Duke Realty Corp., 7.25%, Series N	141,900	2,097,282
Duke Realty Corp., 8.375%, Series O	144,800	2,677,352
iStar Financial, 7.875%, Series E	76,200	426,720
iStar Financial, 7.80%, Series F	135,925	679,625
iStar Financial, 7.65%, Series G	3,717	18,399

	Number
	of Shares	Value

Vornado Realty Trust, 6.75%, Series H	56,100	$937,992
		9,422,010
HEALTH CARE 0.4%
Omega Healthcare Investors, 8.375%, Series D	159,669	3,496,751

INDUSTRIAL 0.3%
First Industrial Realty Trust, 7.25%, Series J	150,000	2,475,000

OFFICE 1.2%
BioMed Realty Trust, 7.375%, Series A	55,000	980,650
Cousins Properties, 7.75%, Series A	357,300	6,431,400
SL Green Realty Corp., 7.625%, Series C	75,000	1,284,750
SL Green Realty Corp., 7.875%, Series D	55,000	941,600
		9,638,400
OFFICE/INDUSTRIAL 0.5%
PS Business Parks, 7.00%, Series H	108,864	1,892,056
PS Business Parks, 7.95%, Series K	83,500	1,761,850
		3,653,906
RESIDENTIAL—APARTMENT 0.7%
Apartment Investment & Management Co., 8.00%, Series T	93,700	1,663,175
Apartment Investment & Management Co., 8.00%, Series V	101,000	1,706,900
Apartment Investment & Management Co., 7.875%, Series Y	110,000	1,870,000
		5,240,075
SELF STORAGE 1.4%
Public Storage, 7.25%, Series I	185,107	3,587,374
Public Storage, 7.25%, Series K	267,035	4,980,203
Public Storage, 6.625%, Series M	120,000	2,100,000
		10,667,577
SHOPPING CENTER 2.0%
COMMUNITY CENTER 1.8%
Developers Diversified Realty Corp., 7.50%, Series I	62,720	895,015
Kimco Realty Corp., 7.75%, Series G	199,996	4,081,918
Regency Centers Corp., 7.25%, Series D	160,200	2,925,252
Saul Centers, 8.00%, Series A	60,000	1,350,000

	Number
	of Shares	Value

Weingarten Realty Investors, 6.50%, Series F	250,000	$4,500,000
		13,752,185
REGIONAL MALL 0.2%
CBL & Associates Properties, 7.75%, Series C	62,600	957,780
Glimcher Realty Trust, 8.125%, Series G	82,700	874,966
		1,832,746
TOTAL SHOPPING CENTER		15,584,931

SPECIALTY 0.2%
Digital Realty Trust, 8.50%, Series A	29,000	543,750
Digital Realty Trust, 7.875%, Series B	46,900	900,480
		1,444,230
TOTAL REAL ESTATE		61,622,880

UTILITIES 2.1%
American Electric Power Co., 8.75%	127,309	3,157,263
Constellation Energy Group, 8.625%, due 6/15/63, Series A	186,425	4,194,563
FPL Group Capital, 7.45%, due 9/1/67, Series E	130,003	3,199,374
Xcel Energy, 7.60%	240,000	5,616,000
		16,167,200
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$382,230,683)		288,000,311

PREFERRED SECURITIES—CAPITAL SECURITIES 40.2%
BANK 14.6%
AgFirst Farm Credit Bank, 6.585%, due 6/29/49 144A(c)	3,000,000	1,797,240
AgFirst Farm Credit Bank, 7.30%, due 10/14/49, 144A(c)	18,000,000	14,662,278
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B	10,000,000	9,285,600
Bank of America Corp., 8.125%, due 12/29/49	5,500,000	4,450,545
Bank of America Corp., 8.00%, due 12/29/49	15,000,000	11,895,930
BB&T Capital Trust IV, 6.82%, due 6/12/77	3,500,000	2,308,400
CBG Florida REIT Corp., 7.114%, due 2/15/49, 144A(c),(d)	3,000,000	816,480
Citigroup, 8.40%, due 4/29/49	22,000,000	15,002,020
Citigroup Capital XXI, 8.30%, due 12/21/57	3,250,000	2,426,772
CoBank ACB, 11.00%, 144A(c)	100,000	5,037,450

	Number
	of Shares	Value

JP Morgan Chase Capital XVIII, 6.45%, due 12/15/65, Series R	4,000,000	$3,109,536
JPMorgan Chase, 7.90%, due 4/29/49	30,000,000	25,323,930
PNC Preferred Funding Trust I, 8.70%, due 13/31/49, 144A(c)	8,000,000	7,144,768
Regions Financing Trust II, 6.625%, due 5/15/47	3,000,000	1,694,289
Sovereign Capital Trust VI, 7.908%, due 6/13/36	5,250,000	3,851,416
Webster Capital Trust IV, 7.65%, due 6/15/37	7,500,000	4,986,142
		113,792,796
BANK—FOREIGN 6.1%
Barclays Bank PLC, 7.434%, due 9/29/49, 144A(c)	5,430,000	4,428,594
BNP Paribas, 7.195%, due 12/31/49, 144A(c)	10,000,000	6,968,350
Credit Agricole SA/London, 6.637%, due 12/31/49, 144A(c)	4,500,000	3,038,683
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(c)	12,430,000	12,279,473
Royal Bank of Scotland Group PLC, 7.64%, due 3/31/49	10,550,000	7,871,503
Royal Bank of Scotland Group PLC, 6.99%, due 10/29/49, 144A(c)	8,000,000	5,971,080
Standard Chartered PLC, 7.014%, due 12/30/49, 144A(c)	8,000,000	6,747,040
		47,304,723
ELECTRIC—INTEGRATED 4.4%
Dominion Resources, 7.50%, due 6/30/66, Series A	11,000,000	9,407,420
Dominion Resources Capital Trust I, 7.83%, due 12/1/27	2,464,000	2,465,294
DPL Capital Trust II, 8.125%, due 9/1/31	3,000,000	3,288,843
FPL Group Capital, 7.30%, due 9/1/67, Series D	9,000,000	7,939,260
PPL Capital Funding, 6.70%, due 3/30/67, Series A	5,000,000	4,058,085
Puget Sound Energy, 6.974%, due 6/1/67, Series A(d),(e)	5,000,000	4,000,000
Wisconsin Energy Corp., 6.25%, due 5/15/67	4,000,000	3,022,716
		34,181,618
FINANCE 2.3%
CREDIT CARD 0.2%
Capital One Capital III, 7.686%, due 8/15/36	4,000,000	1,920,988

DIVERSIFIED FINANCIAL SERVICES 1.0%
ZFS Finance USA Trust II, 6.45%, due 12/15/65, 144A(c)	10,500,000	7,570,542

	Number
	of Shares	Value

INVESTMENT BANKER/BROKER 0.9%
Schwab Capital Trust I, 7.50%, due 11/15/37	8,500,000	$7,036,002

INVESTMENT MANAGEMENT 0.2%
Aberdeen Asset Management, 7.90%, due 12/31/49	2,000,000	1,150,000
TOTAL FINANCE		17,677,532

FOOD 1.1%
Dairy Farmers of America, 7.875%, 144A(c),(d)	75,000	3,993,750
HJ Heinz Finance Co, 8.00%, due 7/15/13, 144A(c)	50	4,885,938
		8,879,688
GAS UTILITIES 1.3%
Southern Union Co., 7.20%, due 11/1/66	14,000,000	10,351,712

INSURANCE 6.9%
LIFE/HEALTH INSURANCE 2.1%
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(c)	5,000,000	4,028,225
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(c)	11,000,000	6,656,771
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(c)	8,000,000	5,648,000
		16,332,996
MULTI-LINE 4.6%
AFC Capital Trust I, 8.207%, due 2/3/27, Series B(d)	10,750,000	8,976,250
AXA SA, 6.463%, due 12/31/49, 144A(c)	9,000,000	5,148,081
AXA SA, 6.379%, due 12/14/49, 144A(c)	2,000,000	1,118,642
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(c)	4,000,000	1,787,752
Metlife Capital Trust IV, 7.875%, due 12/15/67, 144A(c)	12,500,000	8,585,050
Old Mutual Capital Funding, 8.00%, due 5/29/49 (Eurobond)	5,000,000	3,050,000
QBE Capital Funding II LP, 6.797% due 6/1/49, 144A(c)	5,000,000	3,997,940
USF&G Capital, 8.312% due 7/1/46, 144A(c)	3,845,000	3,839,340
		36,503,055
PROPERTY CASUALTY 0.2%
Everest Reinsurance Holdings, 6.60%, due 5/15/37	2,500,000	1,463,203
TOTAL INSURANCE		54,299,254

	Number
	of Shares	Value

PIPELINES 1.8%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	6,000,000	$5,095,842
Enterprise Products Operating LP, 8.375%, due 8/1/66	10,000,000	9,282,600
		14,378,442
TELECOMMUNICATION SERVICES 1.7%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(c),(d)	12,954	12,994,481
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$405,604,483)		313,860,246

	Principal
	Amount

CORPORATE BONDS 7.7%
BANK 3.7%
CoBank ACB, 7.875%, due 4/16/18, 144A(c)	$4,000,000	3,858,408
PNC Financial Services Group, 8.25%, due 5/29/49	4,000,000	3,748,880
Sovereign Bank, 8.75%, due 5/30/18	2,500,000	1,711,270
Wachovia Corp., 7.98%, due 12/31/49	2,877,000	1,203,996
Wells Fargo Capital XIII, 7.70%, due 12/29/49	10,000,000	8,728,000
Wells Fargo Capital XV, 9.75%, due 12/26/49, (FRN)	10,000,000	9,709,330
		28,959,884
BANK—FOREIGN 1.0%
Barclays Bank PLC, 7.70%, due 4/25/49, 144A(c)	4,250,000	3,745,465
Natixis, 10.00%, due 4/29/49, 144A(c)	6,000,000	3,870,000
		7,615,465
INSURANCE 2.2%
ACE Capital Trust II, 9.70%, due 4/1/30	8,910,000	8,289,909
Hartford Financial Services Group, 8.125%, due 6/15/38	3,750,000	3,199,001
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(c)	8,000,000	5,769,656
		17,258,566
MEDIA 0.3%
Rogers Cable, 8.75%, due 5/1/32	2,000,000	2,259,152

	Principal
	Amount	Value

REAL ESTATE 0.5%
BF Saul REIT, 7.50%, due 3/1/14	$5,000,000	$4,125,000
TOTAL CORPORATE BONDS (Identified cost—$71,646,895)		60,218,067

	Number
	of Shares

SHORT-TERM INVESTMENTS 16.3%
MONEY MARKET FUNDS 5.6%
Federated U.S. Treasury Cash Reserves Fund, 0.99% (f)	8,600,000	8,600,000
Fidelity Institutional Money Market Treasury Only Fund, 0.93%(f)	35,700,000	35,700,000
		44,300,000

		Principal
		Amount

U.S. TREASURY OBLIGATIONS 10.7%
United States Treasury Bill, 0.01%, due 10/02/08		$48,000,000	47,999,933
United States Treasury Bill, 0.01%, due 10/09/08		35,500,000	35,495,330
			83,495,263
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$127,795,263)			127,795,263

TOTAL INVESTMENTS (Identified cost—$1,567,009,344)	190.3%		1,488,749,810

OTHER ASSETS IN EXCESS OF LIABILITIES	2.5%		19,490,503

LIQUIDATION VALUE OF PREFERRED SHARES	(92.8)%		(726,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $16.18 per share based on 48,357,578 shares of common stock outstanding)	100.0%		$782,240,313

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
QUIPS	Quarterly Income Preferred Securities
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) 255,000 shares segregated as collateral for interest rate swap transactions.

(b) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors. Aggregate fair value securities represent 0.5% of net assets applicable to common shares of the fund.

(c) Resale is restricted to qualified institutional investors. Aggregate holdings equal 20.7% of net assets applicable to common shares.

(d) Illiquid security. Aggregate holdings equal 4.6% of net assets applicable to common shares of the fund.

(e) Fair valued security. Aggregate holdings equal 0.5% of net assets applicable to common shares.

(f) Rate quoted represents the seven day yield of the Fund.

Interest rate swaps outstanding at September 30, 2008 are as follows:

		Fixed	Floating Rate(a)		Unrealized
	Notional	Rate	(reset monthly)	Termination	Appreciation/
Counterparty	Amount	Payable	Receivable	Date	(Depreciation)
Merrill Lynch Derivative Products AG	$58,500,000	3.208%	2.486%	October 2, 2008	$(35,186)
Merrill Lynch Derivative Products AG	$20,000,000	3.410%	2.488%	January 13, 2009	15,606
Merrill Lynch Derivative Products AG	$30,000,000	2.934%	3.207%	July 25, 2012	969,995
Merrill Lynch Derivative Products AG	$45,000,000	3.510%	3.188%	December 22, 2012	692,314
Royal Bank of Canada	$60,000,000	3.653%	2.497%	July 17, 2013	812,338
Royal Bank of Canada	$70,000,000	3.615%	3.709%	March 29, 2014	1,587,218
UBS AG	$58,125,000	3.990%	3.207%	August 25, 2009	(247,710)
UBS AG	$58,125,000	4.398%	3.207%	August 25, 2010	(1,138,231)
UBS AG	$58,125,000	4.595%	3.207%	August 25, 2011	(1,595,641)
					$1,060,703

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2008.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$1,488,749,810	$959,525,764	$521,354,046	$7,870,000
Other Financial Instruments*	$(1,060,703)	$—	$(1,060,703)	$—

Total	$1,487,689,107	$959,525,764	$520,293,343	$7,870,000

* Other financial instruments include interest rate swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of December 31, 2007	$50,809,964
Accrued premiums/discounts	(686)
Realized gain (loss)	(7,352,089)
Change in unrealized appreciation (depreciation)	(2,028,412)
Net purchases (sales)	(10,850,626)
Transfers in and/or out of Level 3	(22,708,151)
Balance as of September 30, 2008	$7,870,000

Note 2. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$164,789,837
Gross unrealized depreciation	(243,049,371)
Net unrealized depreciation	$(78,259,534)

Cost for federal income tax purposes	$1,567,009,344

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 26, 2008